OTHER NON-CURRENT LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2017
Other Long-term Liabilities Disclosure [Abstract]
Other Noncurrent Liabilities

(in thousands of $)	2017	2016
Deferred tax liability (see note 8)	5,295	3,210
Deferred credits from capital lease transactions	15,399	16,024
	20,694	19,234

Deferred Credits From Capital Lease Transactions

(in thousands of $)	2017	2016
Deferred credits from capital lease transactions	24,691	24,691
Less: Accumulated amortization	(8,667)	(8,042)
	16,024	16,649
Current	625	625
Non-current	15,399	16,024
	16,024	16,649